Consolidated balance sheet - USD ($) $ in Millions		Jun. 30, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017
Assets
Cash and balances at central banks		$ 189,842	$ 180,621	$ 180,624
Items in the course of collection from other banks		8,081	6,628	6,628
Hong Kong Government certificates of indebtedness		35,754	34,186	34,186
Trading assets		247,892	254,410	287,995
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		40,678	39,746	29,464
Derivatives		227,972	219,818	219,818
Loans and advances to banks		83,924	82,559	90,393
Loans and advances to customers		973,443	949,737	962,964
Reverse repurchase agreements – non-trading		208,104	201,553	201,553
Financial investments		386,436	383,499	389,076
Prepayments, accrued income and other assets		153,048	114,777	67,191
Current tax assets		1,106	1,006	1,006
Interests in associates and joint ventures		22,572	21,802	22,744
Goodwill and intangible assets		23,722	23,374	23,453
Deferred tax assets		4,740	4,714	4,676
Total assets		2,607,314	2,518,430	2,521,771
Liabilities
Hong Kong currency notes in circulation		35,754	34,186	34,186
Deposits by banks		64,792	64,492	69,922
Customer accounts		1,356,307	1,360,227	1,364,462
Repurchase agreements – non-trading		158,295	130,002	130,002
Items in the course of transmission to other banks		8,086	6,850	6,850
Trading liabilities	[2],[3]	83,845	80,864	184,361
Financial liabilities designated at fair value		151,985	144,006	94,429
Derivatives		222,961	216,821	216,821
Debt securities in issue		81,708	66,536	64,546
Accruals, deferred income and other liabilities		134,774	99,926	45,907
Current tax liabilities		1,609	928	928
Liabilities under insurance contracts		86,918	85,598	85,667
Provisions		4,199	4,295	4,011
Deferred tax liabilities		2,183	1,614	1,982
Subordinated liabilities		22,604	25,861	19,826
Total liabilities		2,416,020	2,322,206	2,323,900
Equity
Called up share capital		10,159	10,160	10,160
Share premium account		9,774	10,177	10,177
Other equity instruments		20,573	22,250	22,250
Other reserves		2,193	6,643	7,664
Retained earnings		140,908	139,414	139,999
Total shareholders’ equity		183,607	188,644	190,250
Non-controlling interests		7,687	7,580	7,621
Total equity		191,294	196,224	197,871
Total liabilities and equity		$ 2,607,314	$ 2,518,430	$ 2,521,771

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.
[2]	2Includes structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association. These are insured by the Federal Deposit Insurance Corporation, a US Government agency, up to $250,000 per depositor. Structured deposits are presented in ‘Accruals, deferred income and other liabilities’ from 1 January 2018. Comparatives have not been restated. See note 14 for further detail.
[3]	3 Structured liabilities have moved from ’Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparatives have not been restated. See note 14 for further detail.